Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II
July 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 99.56%Δ
Argentina − 0.08%
IRSA Inversiones y Representaciones ADR †	3,493	$ 15,717
IRSA Propiedades Comerciales ADR	580	1,438
		17,155
Bahrain − 0.03%
Aluminium Bahrain GDR 144A #, †	691	6,076
		6,076
Brazil − 5.54%
Americanas †	42,195	401,271
Banco Bradesco ADR	28,682	133,945
Banco Santander Brasil ADR	10,741	83,350
BRF ADR †	20,063	97,907
Itau Unibanco Holding ADR	26,165	150,972
Petroleo Brasileiro ADR	12,122	129,342
Rumo †	1,573	6,216
Telefonica Brasil ADR	8,845	70,583
TIM ADR	6,138	66,904
Vale ADR	4,239	89,104
		1,229,594
Chile − 0.45%
Sociedad Quimica y Minera de Chile ADR	2,110	100,225
		100,225
China − 27.81%
Alibaba Group Holding †	4,500	109,903
Alibaba Group Holding ADR †	4,590	895,922
Anhui Conch Cement Class H	19,500	93,267
Baidu ADR †	1,785	292,758
BeiGene †	3,600	85,034
China Petroleum & Chemical Class H	32,000	14,633
China Petroleum & Chemical ADR	1,715	78,410
DiDi Global ADR †	2,500	25,775
iQIYI ADR †	1,615	18,024
JD.com ADR †	14,577	1,033,218
JHBP CY Holdings 144A #, †	12,500	21,430
Joinn Laboratories China Class H 144A #	280	4,686
Kunlun Energy	68,000	58,789
Kweichow Moutai Class A	2,500	651,149
Luzhou Laojiao Class A	4,200	111,737
Ping An Insurance Group Co. of China Class H	23,000	201,270
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Prosus †	998	$ 89,040
Sohu.com ADR †	6,444	128,042
Tencent Holdings	18,200	1,097,608
Tencent Music Entertainment Group ADR †	4	42
Tianjin Development Holdings	62,000	12,500
Tingyi Cayman Islands Holding	58,000	104,569
Trip.com Group ADR †	4,911	127,342
Tsingtao Brewery Class H	24,000	189,690
Uni-President China Holdings	107,000	107,584
Weibo ADR †	1,715	96,726
Wuliangye Yibin Class A	15,000	514,749
Zhihu ADR †	500	4,615
		6,168,512
India − 12.25%
HCL Technologies	21,000	289,575
HDFC Bank	12,000	230,930
Reliance Industries GDR 144A #	30,737	1,699,756
Tata Chemicals	11,058	113,703
Tata Consultancy Services	6,000	255,802
Tata Consumer Products	12,607	128,259
		2,718,025
Indonesia − 1.80%
Astra International	225,400	73,596
Bank Central Asia	157,200	324,517
		398,113
Malaysia − 0.05%
UEM Sunrise †	118,400	10,802
		10,802
Mexico − 3.90%
America Movil ADR Class L	5,291	88,095
Banco Santander Mexico ADR	22,863	133,977
Becle †	49,866	124,200
Coca-Cola Femsa ADR	3,722	210,553
Grupo Financiero Banorte Class O	10,549	68,245
Grupo Televisa ADR	17,723	240,147
		865,217
Peru − 0.31%
Cia de Minas Buenaventura ADR †	8,287	68,451
		68,451
Republic of Korea − 20.59%
Fila Holdings	3,123	141,945
LG Uplus	6,905	87,445
Samsung Electronics	24,291	1,659,959
SK Hynix	13,489	1,320,524
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Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio II (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
SK Telecom	1,780	$ 466,243
SK Telecom ADR	30,689	892,129
		4,568,245
Russia − 5.94%
Etalon Group GDR 144A #	4,800	7,881
Gazprom PJSC ADR	44,140	343,519
LUKOIL PJSC ADR (London International Exchange)	2,022	173,257
Mail.Ru Group GDR †	2,072	42,872
Rosneft Oil PJSC GDR	44,435	326,928
Sberbank of Russia PJSC =	52,760	220,947
Yandex Class A †	2,962	201,209
		1,316,613
South Africa − 0.77%
Naspers Class N	883	170,402
		170,402
Taiwan − 17.79%
Hon Hai Precision Industry	107,564	425,063
MediaTek	38,000	1,242,518
Taiwan Semiconductor Manufacturing	64,000	1,337,568
Taiwan Semiconductor Manufacturing ADR	5,831	680,128
United Microelectronics ADR	24,806	261,207
		3,946,484
Turkey − 0.68%
Akbank TAS	100,106	62,529
Anadolu Efes Biracilik Ve Malt Sanayii	9,675	25,514
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	500	6,585
Turkcell Iletisim Hizmetleri ADR	9,092	41,369
Turkiye Sise ve Cam Fabrikalari †	16,275	14,660
		150,657
United States − 1.57%
Micron Technology †	4,500	349,110
		349,110
Total Common Stock (cost $15,077,351)		22,083,681

Preferred Stock – 0.08%Δ
Russia − 0.08%
Transneft PJSC 5.80% =	8	17,795
Total Preferred Stock (cost $20,914)		17,795

	Number of shares	Value (US $)

Warrants – 0.00%
Argentina − 0.00%
IRSA Inversiones y Representaciones exercise price $0.24, expiration date 3/5/26	4,240	$ 1,018
Total Warrants (cost $0)		1,018

Short-Term Investments – 0.41%
Money Market Mutual Funds – 0.41%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	22,495	22,495
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	22,495	22,495
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	22,495	22,495
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	22,495	22,495
Total Short-Term Investments (cost $89,980)		89,980

Total Value of Securities−100.05% (cost $15,188,245)		22,192,474
Liabilities Net of Receivables and Other Assets — (0.05%)		(10,624)
Net Assets Applicable to 1,751,131 Shares Outstanding — 100.00%	$22,181,850
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of Rule 144A securities was $1,739,829, which represents 7.84% of the Portfolio's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ-DPT-596 [7/21] 9/21 (1845847)

(Unaudited)
The following foreign currency exchange contracts were outstanding at July 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	TWD	(608,000)	USD	21,756	8/2/21	$5
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company
Summary of currencies:
TWD – Taiwan New Dollar
USD – US Dollar
NQ-DPT-596 [7/21] 9/21 (1845847)    3